Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	THE SELECT SECTOR SPDR TRUST
CIK	dei_EntityCentralIndexKey	0001064641
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Communication Services Select Sector SPDR Fund | The Communication Services Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLC
The Consumer Discretionary Select Sector SPDR Fund | The Consumer Discretionary Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLY
The Consumer Staples Select Sector SPDR Fund | The Consumer Staples Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLP
The Energy Select Sector SPDR Fund | The Energy Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLE
The Financial Select Sector SPDR Fund | The Financial Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLF
The Health Care Select Sector SPDR Fund | The Health Care Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLV
The Industrial Select Sector SPDR Fund | The Industrial Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLI
The Materials Select Sector SPDR Fund | The Materials Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLB
The Real Estate Select Sector SPDR Fund | The Real Estate Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLRE
The Technology Select Sector SPDR Fund | The Technology Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLK
The Utilities Select Sector SPDR Fund | The Utilities Select Sector SPDR Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLU